SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 672,323			¥ 5,425,024	¥ 11,287,789	¥ 4,622,554
Restricted cash	58			348,710	635,366	400
Accounts receivable, net	86,829			287,835		596,995
Inventories	6,372			34,231		43,813
Advances to suppliers	49,142			263,574		337,874
Prepayments and other current assets	219,329			719,983		1,507,996
Amounts due from related parties	960			9,900		6,600
Total current assets	3,088,369			12,377,846		21,234,067
Investments in equity investees	321,054			610,160		2,207,410
Property and equipment, net	1,314,190			6,473,010		9,035,704
Land use rights, net	286,405			1,602,908		1,969,176
Goodwill	616,907			4,241,541	4,157,111	4,241,541
Deferred tax assets	46,260			152,763		318,063
Other non-current assets	90,563			308,986		622,669
TOTAL ASSETS	5,771,635			25,827,638		39,682,857
Current liabilities:
Short-term bank borrowing				250,000
Accounts payable	190,794			889,139		1,311,807
Advances from customers	63,517			258,965		436,710
Income tax payable	59,004			221,926		405,683
Amounts due to related parties	19,230			114,913		132,216
Other current liabilities	412,157			2,281,067		2,833,769
Total current liabilities	747,797			4,146,014		5,141,465
Deferred tax liabilities	22,971			157,320		157,940
TOTAL LIABILITIES	787,336			4,386,321		5,413,308
Total revenue	2,560,461	¥ 17,604,451		13,060,073	9,788,768
Net Income	638,196	4,387,912		3,158,900	2,051,603
Net cash generated from operating activities	640,543	4,404,051		3,630,684	2,572,243
Net cash used in investing activities	(1,872,247)	(12,872,633)		(8,294,547)	(3,085,040)
Net cash provided by (used in) financing activities	1,024,234	7,042,122		(1,061,558)	9,415,093
Net change in cash, cash equivalents and restricted cash	(167,374)	(1,150,780)		(6,149,421)	9,204,393
Cash, cash equivalents and restricted cash at beginning of year	839,755	5,773,734		11,923,155	2,718,762
Cash, cash equivalents and restricted cash at end of year	$ 672,381	4,622,954	$ 839,755	5,773,734	11,923,155
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges		7,776,622		5,982,432	4,145,150
ZTO Express and its subsidiaries (the "VIE")
Current assets:
Cash and cash equivalents				930,829		575,605
Restricted cash				192,559		400
Accounts receivable, net				286,286		519,389
Inventories				32,571		40,480
Advances to suppliers				60,369		118,216
Prepayments and other current assets				581,825		984,004
Amounts due from related parties				9,900		6,600
Total current assets				2,094,339		2,244,694
Investments in equity investees				272,195		124,590
Property and equipment, net				3,545,635		4,541,751
Land use rights, net				1,077,385		1,085,729
Goodwill				4,157,111		4,157,111
Deferred tax assets				91,586		213,745
Other non-current assets				70,609		118,858
TOTAL ASSETS				11,308,860		12,486,478
Current liabilities:
Short-term bank borrowing				250,000
Accounts payable				774,182		1,093,822
Advances from customers				256,893		435,784
Income tax payable				110,116		16,692
Amounts due to related parties				857,665		622,298
Other current liabilities				1,625,089		2,119,810
Total current liabilities				3,873,945		4,288,406
Deferred tax liabilities				96,582		94,364
TOTAL LIABILITIES				3,970,527		¥ 4,382,770
Total revenue		17,127,930		12,866,016	9,788,768
Net Income		720,323		726,915	472,753
Net cash generated from operating activities		436,074		1,256,049	1,451,316
Net cash used in investing activities		(777,197)		(703,679)	(1,680,896)
Net cash provided by (used in) financing activities		(206,260)		(203,900)	151,056
Net change in cash, cash equivalents and restricted cash		(547,383)		348,470	(78,524)
Cash, cash equivalents and restricted cash at beginning of year		1,123,388		774,918	853,442
Cash, cash equivalents and restricted cash at end of year		¥ 576,005		¥ 1,123,388	¥ 774,918
VIE revenues as a percentage to consolidated revenues	97.30%	97.30%	98.50%	98.50%	100.00%
VIE assets as a percentage to consolidated assets	31.00%			44.00%		31.00%
VIE liabilities as a percentage to consolidated liabilities	81.00%			91.00%		81.00%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE						¥ 0